Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies
Schedule of Property, Plant and Equipment Estimated Useful Lives
Computer equipment	5 years
Furniture and fixtures	7 years

Schedule of Antidilutive Securities Earnings Per Share
	Years Ended December 31,
	2024	2023

Convertible notes payable	35,592,281	45,221,645
Total	35,592,281	45,221,645